SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Right-of-use Assets
Leased properties under operating lease, cost	$ 75,581	$ 53,796
Less: accumulated amortization	(23,084)	(12,561)
Right-of-use assets, net	$ 52,497	$ 41,235